Average Annual Total Returns{- Asset Manager Portfolio} - 02.28 VIP Asset Manager Portfolio Investor PRO-12 - Asset Manager Portfolio	VIP Asset Manager Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Asset Manager Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Asset Manager Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0001 Past 1 year	F0001 Past 5 years	F0001 Past 10 years
Total	9.85%	9.93%	8.57%	28.71%	18.47%	16.55%	9.11%	9.45%	8.29%